Mezzanine Equity and Stockholders' Deficiency (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Summary of Rollforward of Balance of Redeemable Noncontrolling Interest

The rollforward of the balance of the redeemable noncontrolling interest is as follows:

Redeemable noncontrolling interest
(in thousands)
Beginning balance (December 31, 2020)	$3,061
Issuance of redeemable noncontrolling interest in EduTech	238
Net income (loss) attributable to redeemable noncontrolling interest	(178)
Other comprehensive income (loss) attributable to redeemable noncontrolling interest	0
Adjustment to present redemption value as of March 31, 2021	575

Ending balance (March 31, 2021)	$3,696

The rollforward of the balance of the redeemable noncontrolling interest is as follows:

Redeemable noncontrolling interest
(in thousands)
Beginning balance (December 24, 2020)	$3,034
Adjustment to present redemption value as of December 31, 2020	27

Ending balance (December 31, 2020)	$3,061

Summary of Redeemable Convertible Preferred Stock

The following table summarizes the redeemable convertible preferred stock with balances outstanding at December 31, 2020 or December 31, 2019:

	December 31, 2020			December 31, 2019
	(in thousands, except share amounts)
Preferred shares issued and outstanding:	Shares issued and outstanding	Liquidation preference	Recorded amount	Shares issued and outstanding	Liquidation preference	Recorded amount
Series B-1 Preferred Stock	—	—	—	694,498	22,841	21,456
Series B-2 Preferred Stock	—	—	—	351,445	11,559	10,858
Series C Preferred Stock	4,832,409	403,361	183,390	4,832,409	247,500	150,342

	4,832,409	$403,361	$183,390	5,878,352	$281,900	$182,656